Segment Information - Net sales by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales to third parties	$ 6,763	$ 7,362	$ 7,149
Percentage of entity's revenue	100.00%	100.00%	100.00%
Total of selected non-current asset	$ 21,785	$ 22,573
Percentage of entity's non-current asset	100.00%	100.00%
Foreign countries [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,975	$ 3,055	$ 2,942
Percentage of entity's revenue	44.00%	41.00%	41.00%
Total of selected non-current asset	$ 10,309	$ 10,559
Percentage of entity's non-current asset	47.00%	47.00%
Foreign countries [member] | Japan [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 650	$ 656	$ 593
Percentage of entity's revenue	10.00%	9.00%	8.00%
Total of selected non-current asset	$ 63	$ 66
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries [member] | China [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 383	$ 377	$ 341
Percentage of entity's revenue	6.00%	5.00%	5.00%
Total of selected non-current asset	$ 16	$ 18
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries [member] | Other [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,700	$ 3,218	$ 3,216
Percentage of entity's revenue	40.00%	44.00%	45.00%
Total of selected non-current asset	$ 1,660	$ 1,444
Percentage of entity's non-current asset	8.00%	6.00%
International [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,788	$ 4,307	$ 4,207
Percentage of entity's revenue	56.00%	59.00%	59.00%
Total of selected non-current asset	$ 11,476	$ 12,014
Percentage of entity's non-current asset	53.00%	53.00%
Country of domicile [member] | Switzerland [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 55	$ 56	$ 57
Percentage of entity's revenue	1.00%	1.00%	1.00%
Total of selected non-current asset	$ 9,737	$ 10,486
Percentage of entity's non-current asset	45.00%	46.00%